EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Exploration And Evaluation Assets [Line Items]
Impairment loss	$ 18,787,830
Loan, interest rate			18.00%
Incidental revenues	2,193,400	$ 235,000
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Impairment loss	10,621,366
Incidental revenues	0	0
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Impairment loss	8,166,464
Incidental revenues	$ 0	0
Kilo Isiro Atlantic Ltd [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Isiro (Jersey) Limited [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%
KGL Isiro SARL [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest owned by Isiro (Jersey) Limited	100.00%
Makapela property [Member] | Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Proceeds from sale of properties	$ 10,000,000
Adumbi Mining SA [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	84.68%
Minority interest of partners	15.32%
Loan, interest rate	5.00%
Description of current commitments or intentions to provide support to subsidiary	Within thirty days of the receipt of a bankable feasibility study, the minority partners may collectively elect to exchange their equity participation for either a 2% net smelter royalty, or a 1% net smelter royalty plus an amount equal to 2 Euros per ounce of proven mineral reserves.
Adumbi Mining SA [Member] | Government of Congo [Member]
Exploration And Evaluation Assets [Line Items]
Minority interest of partners	10.00%
Ding Sheng Services S.A.R.L. ("Ding Sheng") [Member]
Exploration And Evaluation Assets [Line Items]
Non-refundable fee	$ 250,000
Rate of future revenues	25.00%
Consideration received for award of lease		750,000
Advances to be applied against future revenues		500,000
Incidental revenues	$ 2,193,400	$ 0
Advance applied from prior year	$ 500,000